15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS

Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Mortgage Loan Trust 2004-3 (0001292211)	X	NC Capital Corporation	1,977	384,899,067	50.81%	-	-	0.00%
		Citicorp	1,686	270,118,896	35.66%	1	2,169	0.00%							1	2,169	0.00%
		Morgan Stanley Mortgage Capital Inc.	260	48,322,315	6.38%	-	-	0.00%
		Washington Mutual, Inc	84	42,959,923	5.67%	-	-	0.00%
		Cendant	57	5,870,327	0.77%	-	-	0.00%
		US Bank, N.A.	26	3,801,164	0.50%	-	-	0.00%
		American Home Mortgage Corp.	8	1,559,387	0.21%	-	-	0.00%
		Total	4,098	757,531,079	100.00%	1	2,169	0.00%	-	-	0.00%	-	-	0.00%	1	2,169	0.00%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2005-HE4 (0001339262)	X	WMC Mortgage Corp.	2,683	445,546,409	48.92%	1	95,046	0.08%							1	95,046	0.08%
		Decision One Mortgage Company, LLC	2,720	404,386,121	44.40%	-	-	0.00%
		Accredited Home Lenders, Inc.	288	60,894,939	6.69%	-	-	0.00%
		Total	5,691	910,827,469	100.00%	1	95,046	0.08%	-	-	0.00%	-	-	0.00%	1	95,046	0.08%	-	-	0.00%	-	-	0.00%

Morgan Stanley Home Equity Loan Trust 2006-1 (0001348888)	X	Decision One Mortgage Company, LLC	2,425	312,543,644	25.47%	-	-	0.00%
		First NLC Financial Services, LLC	1,602	291,891,069	23.79%	-	-	0.00%
		AIG Federal Savings Bank	1,248	211,209,509	17.22%	-	-	0.00%
		Countrywide Home Loans, Inc.	1,076	191,336,348	15.60%	-	-	0.00%
		Accredited Home Lenders, Inc.	622	125,496,273	10.23%	1	429,759	0.19%													1	429,759	0.19%
		Meritage Mortgage Corporation	616	94,400,829	7.69%	-	-	0.00%
		Total	7,589	1,226,877,672	100.00%	1	429,759	0.19%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	429,759	0.19%

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital, Inc	4,062	231,925,806	76.42%	1,957	108,455,960	411.80%							1,957	108,455,960	411.80%
		American Home Mortgage Corp.	782	49,724,595	16.38%	390	22,641,970	85.97%							390	22,641,970	85.97%
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,699,206	44.42%							314	11,699,206	44.42%
		Total	5,395	303,460,767	99.99%	2,661	142,797,136	542.19%	-	-	0.00%	-	-	0.00%	2,661	142,797,136	542.19%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	1	381,681	0.09%							1	381,681	0.09%
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	614	132,515,842	30.90%							614	132,515,842	30.90%
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	332	59,081,105	13.78%							332	59,081,105	13.78%
		Total	11,187	2,088,934,942	100.00%	947	191,978,628	44.77%	-	-	0.00%	-	-	0.00%	947	191,978,628	44.77%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	401	90,161,032	17.11%							396	89,910,190	17.06%				5	250,842	0.05%
		Total	12,898	2,602,987,083	100.00%	401	90,161,032	17.11%	-	-	0.00%	-	-	0.00%	396	89,910,190	17.06%	-	-	0.00%	5	250,842	0.05%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	-	-	0.00%
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	-	-	0.00%
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	1	476,449	0.19%							1	476,449	0.19%
		Wilmington Finance Inc.	918	160,814,388	12.51%	-	-	0.00%
		Master Financial, Inc.	418	117,237,055	9.12%	-	-	0.00%
		Quick Loan Funding Inc.	148	39,473,513	3.07%	-	-	0.00%
		Lenders Direct Capital Corp	180	38,210,095	2.97%	-	-	0.00%
		NC Capital Corporation	209	34,406,391	2.68%	-	-	0.00%
		Funding America, LLC	166	25,247,259	1.96%	-	-	0.00%
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	-	-	0.00%
		Encore Credit Corp.	83	20,634,286	1.61%	-	-	0.00%
		Chapel Mortgage Corp.	72	17,909,028	1.39%	-	-	0.00%
		Rose Mortgage, Inc.	70	15,632,172	1.22%	-	-	0.00%
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	-	-	0.00%
		FlexPoint Funding Corporation	30	6,493,195	0.51%	-	-	0.00%
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	-	-	0.00%
		Fremont Investment & Loan	10	1,446,571	0.11%	-	-	0.00%
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	-	-	0.00%
		First Horizon Home Loan Corp.	8	978,098	0.08%	-	-	0.00%
		Countrywide Home Loans, Inc.	2	336,200	0.03%	-	-	0.00%
		WMC Mortgage Corp.	3	203,407	0.02%	-	-	0.00%
		Aegis Mortgage Corporation	2	114,699	0.01%	-	-	0.00%
		Total	6,786	1,285,145,406	100.00%	1	476,449	0.19%	-	-	0.00%	-	-	0.00%	1	476,449	0.19%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	2,737	171,102,988	507.87%							2,737	171,102,988	507.87%
		Aames Capital Corporation	333	17,486,955	5.86%	228	11,826,696	35.10%							228	11,826,696	35.10%
		First National Bank of Nevada	111	7,025,091	2.35%	72	4,304,739	12.78%							72	4,304,739	12.78%
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	54	1,985,633	5.89%							54	1,985,633	5.89%
		Aegis Mortgage Corporation	8	369,680	0.12%	3	127,685	0.38%							3	127,685	0.38%
		Other	3	103,167	0.03%	3	102,668	0.30%							3	102,668	0.30%
		Total	4,830	298,543,137	100.00%	3,097	189,450,409	562.32%	-	-	0.00%	-	-	0.00%	3,097	189,450,409	562.32%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-13ARX (0001375284)	X	Morgan Stanley Mortgage Capital Inc.	1,635	525,682,208	86.33%	366	127,148,884	90.04%				2	1,182,000	0.84%	364	125,966,884	89.20%
		Wachovia Mortgage Corporation	148	57,338,538	9.42%	-	-	0.00%
		Aegis Mortgage Corporation	46	9,861,602	1.62%	-	-	0.00%
		First National Bank of Nevada	17	8,034,105	1.32%	-	-	0.00%
		Hemisphere National Bank	9	4,347,727	0.71%	-	-	0.00%
		American Home Mortgage Corp.	12	2,162,742	0.36%	-	-	0.00%
		Mortgage IT, Inc.	6	1,491,287	0.24%	-	-	0.00%
		Total	1,873	608,918,208	100.00%	366	127,148,884	90.04%	-	-	0.00%	2	1,182,000	0.84%	364	125,966,884	89.20%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-15XS (0001377601)	X	Morgan Stanley Mortgage Capital Inc.	1,149	306,473,352	45.19%	-	-	0.00%
		American Home Mortgage Corp.	792	159,014,008	23.45%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	398	106,555,341	15.71%	-	-	0.00%
		Fifth Third Mortgage Company	76	44,154,331	6.51%	-	-	0.00%
		Mortgage IT, Inc.	168	44,111,931	6.50%	1	71,808	0.03%							1	71,808	0.03%
		Sovereign Bank	34	8,594,708	1.27%	-	-	0.00%
		Hemisphere National Bank	15	5,284,026	0.78%	-	-	0.00%
		First National Bank of Nevada	9	2,195,225	0.32%	-	-	0.00%
		Cendant	9	1,349,177	0.20%	-	-	0.00%
		Quicken Loans, Inc.	3	443,505	0.07%	-	-	0.00%
		Total	2,653	678,175,603	100.00%	1	71,808	0.03%	-	-	0.00%	-	-	0.00%	1	71,808	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital, Inc.	5,459	319,989,811	90.40%	4,586	258,942,958	592.36%							4,586	258,942,958	592.36%
		Aegis Mortgage Corporation	384	22,679,860	6.41%	334	19,418,888	44.42%							334	19,418,888	44.42%
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	178	5,189,464	11.87%							178	5,189,464	11.87%
		Aames Capital Corporation	89	4,804,266	1.36%	74	3,958,200	9.05%							74	3,958,200	9.05%
		Home 123 Mortgage	6	467,880	0.13%	5	452,568	1.04%							5	452,568	1.04%
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.20%							1	86,226	0.20%
		Total	6,137	353,986,702	100.00%	5,178	288,048,303	658.94%	-	-	0.00%	-	-	0.00%	5,178	288,048,303	658.94%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-17XS (0001382250)	X	Morgan Stanley Mortgage Capital Inc.	755	236,733,850	44.71%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	413	99,102,408	18.71%	1	73,251	0.03%							1	73,251	0.03%
		American Home Mortgage Corp.	462	82,728,963	15.62%	-	-	0.00%
		Indymac Bank FSB	146	42,949,119	8.11%	-	-	0.00%
		Wachovia Mortgage Corporation	154	41,465,587	7.83%	-	-	0.00%
		First National Bank of Nevada	66	15,442,713	2.92%	-	-	0.00%
		Hemisphere National Bank	32	10,873,273	2.05%	-	-	0.00%
		Mortgage IT, Inc.	1	246,200	0.05%	-	-	0.00%
		Total	2,029	529,542,112	100.00%	1	73,251	0.03%	-	-	0.00%	-	-	0.00%	1	73,251	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	1	107,884	0.02%							1	107,884	0.02%
		Total	7,024	1,303,809,144	100.00%	1	107,884	0.02%	-	-	0.00%	-	-	0.00%	1	107,884	0.02%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-1XS (0001386631)	X	Morgan Stanley Mortgage Capital Inc.	809	250,559,137	49.44%	1	148,230	0.07%							1	148,230	0.07%
		First National Bank of Nevada	429	90,480,424	17.85%	-	-	0.00%
		American Home Mortgage Corp.	214	36,667,912	7.24%	-	-	0.00%
		Indymac Bank FSB	114	34,569,526	6.82%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	149	32,747,315	6.46%	-	-	0.00%
		Virtual Bank	76	32,670,479	6.45%	-	-	0.00%
		Wachovia Mortgage Corporation	64	16,955,412	3.35%	-	-	0.00%
		Wilmington Finance, Inc	45	8,321,687	1.64%	-	-	0.00%
		Mortgage IT, Inc.	6	1,632,319	0.32%	-	-	0.00%
		Sovereign Bank	5	1,202,630	0.24%	-	-	0.00%
		Cendant	5	619,133	0.12%	-	-	0.00%
		Quicken Loans, Inc.	3	380,217	0.08%	-	-	0.00%
		Total	1,919	506,806,191	100.00%	1	148,230	0.07%	-	-	0.00%	-	-	0.00%	1	148,230	0.07%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-2AX (0001386632)	X	Morgan Stanley Mortgage Capital, Inc	1,459	476,270,245	73.20%	1	355,706	0.16%							1	355,706	0.16%
		Wachovia Mortgage Corporation	166	58,167,556	8.94%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	184	46,843,607	7.20%	-	-	0.00%
		Indymac Bank FSB	149	35,826,821	5.51%	-	-	0.00%
		American Home Mortgage Corp.	45	11,260,098	1.73%	-	-	0.00%
		NC Capital Corporation	31	8,411,087	1.29%	-	-	0.00%
		Mortgage IT, Inc.	27	7,455,101	1.15%	-	-	0.00%
		Hemisphere National Bank	13	6,179,995	0.95%	-	-	0.00%
		First National Bank of Nevada	1	232,000	0.04%	-	-	0.00%
		Total	2,075	650,646,510	100.00%	1	355,706	0.16%	-	-	0.00%	-	-	0.00%	1	355,706	0.16%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-3XS (0001390267)	X	Morgan Stanley Mortgage Capital Inc.	950	303,460,549	57.14%	-	-	0.00%
		First National Bank of Nevada	471	99,768,551	18.78%	-	-	0.00%
		Virtual Bank	103	51,821,455	9.76%	-	-	0.00%
		American Home Mortgage Corp.	148	31,314,634	5.90%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	68	15,456,461	2.91%	-	-	0.00%
		Wilmington Finance, Inc	87	15,004,143	2.83%	1	112,708	0.05%							1	112,708	0.05%
		Mortgage IT, Inc.	33	6,981,962	1.31%	-	-	0.00%
		Wachovia Mortgage Corporation	24	5,562,108	1.05%	-	-	0.00%
		Indymac Bank FSB	3	1,385,520	0.26%	-	-	0.00%
		Sovereign Bank	1	354,124	0.07%	-	-	0.00%
		Total	1,888	531,109,506	100.00%	1	112,708	0.05%	-	-	0.00%	-	-	0.00%	1	112,708	0.05%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE3 (0001390482)	X	Fremont Investment & Loan	3,653	706,017,441	76.46%	1	115,990	0.03%							1	115,990	0.03%
		NC Capital Corporation	1,408	217,345,973	23.54%	-	-	0.00%
		Total	5,061	923,363,413	100.00%	1	115,990	0.03%	-	-	0.00%	-	-	0.00%	1	115,990	0.03%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital, Inc	5,106	302,029,371	99.52%	3,818	221,869,234	468.16%							3,818	221,869,234	468.16%
		American Home Mortgage Corp.	10	1,087,691	0.36%	10	1,065,391	2.25%							10	1,065,391	2.25%
		Decision One Mortgage Company, LLC	12	373,329	0.12%	11	359,275	0.76%							11	359,275	0.76%
		Total	5,128	303,490,391	100.00%	3,839	223,293,900	471.17%	-	-	0.00%	-	-	0.00%	3,839	223,293,900	471.17%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC2 (0001396589)	X	New Century Mortgage Corporation	5,657	1,080,936,110	100.00%	1	598,773	0.15%							1	598,773	0.15%
		Total	5,657	1,080,936,110	100.00%	1	598,773	0.15%	-	-	0.00%	-	-	0.00%	1	598,773	0.15%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-8XS (0001401131)	X	Morgan Stanley Mortgage Capital Inc.	1,311	471,687,117	81.28%	-	-	0.00%
		Fifth Third Mortgage Company	56	35,518,829	6.12%	-	-	0.00%
		Wilmington Finance, Inc	166	34,911,546	6.02%	1	316,747	0.12%							1	316,747	0.12%
		GreenPoint Mortgage Funding, Inc.	144	19,273,661	3.32%	-	-	0.00%
		Hemisphere National Bank	19	5,723,761	0.99%	-	-	0.00%
		American Home Mortgage Corp.	25	5,560,561	0.96%	-	-	0.00%
		Virtual Bank	10	3,820,946	0.66%	-	-	0.00%
		Mortgage IT, Inc.	16	3,451,889	0.59%	-	-	0.00%
		Sovereign Bank	2	400,288	0.07%	-	-	0.00%
		Total	1,749	580,348,598	100.00%	1	316,747	0.12%	-	-	0.00%	-	-	0.00%	1	316,747	0.12%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	597	153,926,643	43.17%							597	153,926,643	43.17%
		Total	5,340	1,050,780,918	100.00%	597	153,926,643	43.17%	-	-	0.00%	-	-	0.00%	597	153,926,643	43.17%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-10XS (0001402376)	X	Morgan Stanley Mortgage Capital Inc.	1,049	436,031,040	78.22%	2	786,937	0.30%							2	786,937	0.30%
		First National Bank of Nevada	218	44,979,874	8.07%	1	115,431	0.04%							1	115,431	0.04%
		GreenPoint Mortgage Funding, Inc.	62	30,505,353	5.47%	-	-	0.00%
		Wachovia Mortgage Corporation	82	23,486,489	4.21%	-	-	0.00%
		US Bank, N.A.	26	17,891,650	3.21%	-	-	0.00%
		Wilmington Finance, Inc	24	4,562,636	0.82%	-	-	0.00%
		Total	1,461	557,457,043	100.00%	3	902,368	0.34%	-	-	0.00%	-	-	0.00%	3	902,368	0.34%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE7 (0001412891)	X	New Century Mortgage Corporation	4,654	987,136,061	63.36%	1	497,197	0.07%							1	497,197	0.07%
		First NLC Financial Services, LLC	1,241	224,149,032	14.39%	-	-	0.00%
		Accredited Home Lenders, Inc.	1,226	237,364,650	15.24%	-	-	0.00%
		Decision One Mortgage Company, LLC	539	108,273,117	6.95%	-	-	0.00%
		WMC Mortgage Corp.	3	326,828	0.02%	-	-	0.00%
		MILA	2	356,636	0.02%	-	-	0.00%
		Fremont Investment & Loan	1	210,471	0.01%	-	-	0.00%
		Wilmington Finance, Inc	1	114,644	0.01%	-	-	0.00%
		Total	7,667	1,557,931,439	100.00%	1	497,197	0.07%	-	-	0.00%	-	-	0.00%	1	497,197	0.07%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital, Inc	996	600,215,388	65.69%	1	561,000	0.15%							1	561,000	0.15%
		American Home Mortgage Corp.	236	154,025,972	16.86%	-	-	0.00%
		National City Mortgage Co.	106	84,083,858	9.20%	-	-	0.00%
		Fifth Third Mortgage Company	19	14,900,553	1.63%	-	-	0.00%
		First National Bank of Nevada	31	11,402,698	1.25%	-	-	0.00%
		Wachovia Mortgage Corporation	33	10,722,609	1.17%	-	-	0.00%
		Indymac Bank FSB	47	10,538,345	1.15%	-	-	0.00%
		US Bank, N.A.	16	8,016,910	0.88%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%	-	-	0.00%
		Wells Fargo Bank N.A.	16	5,683,478	0.62%	-	-	0.00%
		New Century Mortgage Corporation	13	3,965,702	0.43%	-	-	0.00%
		Quicken Loans, Inc.	5	2,059,632	0.23%	-	-	0.00%
		Wilmington Finance, Inc	6	1,311,181	0.14%	-	-	0.00%
		NetBank	1	362,000	0.04%	-	-	0.00%
		Lydian Private Bank	1	304,000	0.03%	-	-	0.00%
		Total	1,536	913,713,990	100.00%	1	561,000	0.15%	-	-	0.00%	-	-	0.00%	1	561,000	0.15%	-	-	0.00%	-	-	0.00%

Aggregate Total			117,671	21,605,323,433		17,104	1,411,670,017		-	-		2	1,182,000		17,096	1,409,807,417		-	-		6	680,601

Asset Class: CMBS

Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 (0001133471)	X	Wells Fargo Bank, N.A.	56	266,479,302	23.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	45	254,755,877	22.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	15	221,328,651	19.1%	1	5,400,030	9.37%	0	-	0.00%	0	-	0.00%	0		0.00%	1	5,400,030	9.37%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	27	216,985,003	18.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	23	196,855,672	17.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	166	1,156,404,505	100.0%	1	5,400,030	9.37%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	5,400,030	9.37%	0	-	0.00%

Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	16	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,032,249	10.51%	0	-	0.00%	0	-	0.00%	0		0.00%	1	13,032,249	10.51%	0	-	0.00%
		Total	158	1,028,112,260	100.0%	1	13,032,249	10.51%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	13,032,249	10.51%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	11,910,154	0.97%	0	-	0.00%	0	-	0.00%	1	11,910,154	0.97%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631	100.0%	1	11,910,154	0.97%	0	-	0.00%	0	-	0.00%	1	11,910,154	0.97%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	199	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	2.21%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.21%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	424	4,904,869,086	100.0%	1	81,000,000	2.21%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.21%	0	-	0.00%	0	-	0.00%

Aggregate Total			980	8,705,500,482		4	111,342,433		0	-		0	-		2	92,910,154		2	18,432,279		0	-

FOOTNOTES

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.   We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the December 2012 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.  For Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827) and Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354), the principal balance used for approximately 59 loans and 35 loans, respectively, is the original principal balance.

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the December 2012 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.